Schedule of capital management (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Capital Management
Loans and financing	R$ 1,374,876	R$ 617,485
Lease liabilities	714,085	447,703	R$ 284,515
Accounts payable to selling shareholders	679,826	518,240
Notes payable	72,726	76,181
Less: cash and cash equivalents	(748,562)	(1,045,042)
Less: restricted cash		(2,053)
Net debt	2,092,951	612,514
Total equity	3,000,018	2,833,780
Total equity and net debt	R$ 5,092,969	R$ 3,446,294